SCHEDULE OF OTHER INCOME (EXPENSES) (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
(Gain) loss on disposals of property, plant, and equipment		$ (66,138)	$ 175,292
Charges of legal compensation and contract default penalty expense	[1]	115,152
Gain (loss) from waste disposal		307	(17,479)
Gain from debt forgiveness		(7,218)
Others		73,648	19,464
Total other expense		$ 115,751	$ 177,277

[1]	In April 2024, a customer of our company filed a lawsuit against Ganzhou Zhangyang in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million, RMB 22.7 million). According to the court judgment obtained, Ganzhou Zhangyang is required to return the USD$3.1 million (RMB22.7 million) it has already received and pay liquidated damages. As of June 30, 2025, based on this judgment, the Company recorded the estimated liability of USD 3.37 million (RMB 24.20 million), and $115,115 (RMB 835,151) was recorded in other expense for the six months ended June 30, 2025 and 2024 respectively.